Notes Payable	6 Months Ended
Jun. 30, 2024
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 8 — NOTES PAYABLE

On September 12, 2022, the Company issued a $1,308,270 promissory note used to acquire four market-approved anti-cancer drugs. See Note 5 – Intangible Assets for further discussion. The promissory note bore interest at 6% and had a maturity date of June 30, 2023. By agreement, the interest stopped accruing at June 30, 2023. As of December 31, 2023, the Company made interest payments of $78,496 to fully satisfy the interest obligation under the promissory note. The note was paid off as part of the merger that closed on June 21, 2024. The unpaid principal balance of the note was $0 and $1,308,270 at June 30, 2024 and December 31, 2023, respectively.

On March 4, 2024, in connection with the Merger, Public ANEW entered into a convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “Redwoods PIPE Investors”) for an aggregate purchase price of up to $2,000,000 (the “Redwoods PIPE Financing”), which included 750,000 bonus shares of common stock. Upon the closing of the Redwoods PIPE Financing (funded and closed in connection with the closing of the Merger on June 21, 2024), which totaled $1,950,000, of which $1,768,661 was used by the Company to settle transaction costs. The Company received approximately $181,339 in net cash proceeds.

On April 22, 2024, in connection with the Merger, Public ANEW entered convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “ANEW PIPE Investors”) for an aggregate purchase price of up to $2,000,000 (the “ANEW PIPE Financing”), which included 900,000 bonus shares of common stock. Upon the closing of the ANEW PIPE Financing (funded and closed in connection with the closing of the Merger on June 21, 2024), which totaled $1,950,000, of which $1,000,000 was used by the Company to settle transaction costs. The Company received approximately $950,000 in cash proceeds.

Both convertible promissory notes, Redwoods PIPE Financing and ANEW PIPE Financing bare an interest rate of 10% as of June 30, 2024. The total accrued interest for both convertible promissory notes at June 30, 2024 is approximately $15,064.